VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Austria : 1.3%
Andritz AG 2,920 $ 216,718
Underline
Canada : 1.0%
ATS Corp. (USD) * † 5,130 163,544
Underline
Finland : 1.2%
Konecranes Oyj 2,674 211,741
Underline
France : 2.9%
Dassault Systemes SE 13,651 493,012
Underline
Germany : 1.9%
Duerr AG 5,507 146,395
Krones AG 998 164,169
310,564
Israel : 0.9%
Nova Ltd. (USD) * † 571 157,139
Underline
Japan : 24.5%
Advantest Corp. 2,700 199,544
Amada Co. Ltd. 16,300 177,340
Argo Graphics, Inc. 1,600 58,092
Azbil Corp. 19,000 179,621
Daifuku Co. Ltd. 9,600 246,217
Daihen Corp. 3,200 140,892
Denso Corp. 41,700 561,039
DMG Mori Co. Ltd. 7,800 178,933
FANUC Corp. 14,300 387,023
Fuji Corp. † 8,900 165,157
Keyence Corp. 2,000 797,220
Lasertec Corp. † 1,300 173,748
Omron Corp. 7,100 190,808
Optex Group Co. Ltd. 4,800 57,820
Renesas Electronics Corp. 11,000 135,671
Tokyo Electron Ltd. 1,100 210,019
Yaskawa Electric Corp. 8,000 180,355
Yokogawa Electric Corp. 8,000 213,060
4,252,559
Netherlands : 6.2%
ASM International NV 252 161,090
ASML Holding N.V. (USD) 1,054 844,665
TKH Group NV 1,455 66,431
1,072,186
Norway : 0.9%
AutoStore Holdings Ltd.
144A * 250,872 149,609
Underline
Sweden : 1.7%
Hexagon AB 29,843 298,612
Underline
Switzerland : 7.8%
ABB Ltd. 14,322 855,551
Interroll Holding AG 64 159,206
Kardex Holding AG 482 167,107
STMicroelectronics N.V.
(USD) 5,017 152,567
1,334,431
United Kingdom : 3.7%
IMI PLC 7,976 229,126
Renishaw PLC 3,950 154,808
Number
of Shares Value
United Kingdom (continued)
TechnipFMC PLC (USD) 7,346 $ 252,996
636,930
United States : 45.8%
Ambarella, Inc. * 1,433 94,671
Analog Devices, Inc. 995 236,830
ANSYS, Inc. * 1,292 453,776
Applied Materials, Inc. 1,451 265,635
Autodesk, Inc. * 2,785 862,152
Bentley Systems, Inc. 3,403 183,660
Cognex Corp. 3,793 120,314
Emerson Electric Co. 6,533 871,045
FARO Technologies, Inc. * 1,254 55,076
Intuitive Surgical, Inc. * 566 307,570
Kadant, Inc. 473 150,154
KLA Corp. 264 236,475
Lam Research Corp. 2,526 245,881
Lattice Semiconductor
Corp. * 2,589 126,835
Lincoln Electric Holdings, Inc. 1,310 271,589
Microchip Technology, Inc. 2,276 160,162
Novanta, Inc. * 1,388 178,955
NVIDIA Corp. 5,786 914,129
ON Semiconductor Corp. * 2,747 143,970
Onto Innovation, Inc. * 1,329 134,136
Ouster, Inc. * 3,065 74,326
PTC, Inc. * 1,523 262,474
Rockwell Automation, Inc. 1,638 544,094
Symbotic, Inc. * † 4,976 193,318
Teledyne Technologies,
Inc. * 638 326,854
Teradyne, Inc. 1,604 144,232
Texas Instruments, Inc. 1,443 299,596
7,857,909
Total Common Stocks
(Cost: $16,601,424) 17,154,954
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.5%
Money Market Fund: 1.5%
(Cost: $254,041)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 254,041 254,041
Total Investments: 101.3%
(Cost: $16,855,465) 17,408,995
Liabilities in excess of other assets: (1.3)% (224,959)
NET ASSETS: 100.0% $ 17,184,036

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $676,713.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $149,609, or 0.9% of net assets.